UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY               2/2/07
       ------------------------   --------------------------  ---------------
             [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             12
                                               -------------

Form 13F Information Table Value Total:          $75,615
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
------------------------------ ---------------- ---------- -------- ----------------- ---------- ---------- ----------------------
                                                            VALUE   SHRS OR SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT PRN  CALL DISCRETION  MANAGERS     SOLE  SHARED  NONE
------------------------------ ---------------- ---------- -------- ------- ---- ---- ---------- ---------- -------- ------  -----
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105   15,827  350,000  SH          SOLE                350,000    0      0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      631   28,800  SH          SOLE                 28,800    0      0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203    9,599  196,700  SH          SOLE                196,700    0      0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209   15,465  520,000  SH          SOLE                520,000    0      0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104    9,961  355,000  SH          SOLE                355,000    0      0
CREDICORP LTD                  COM              G2519Y108      491   12,000  SH          SOLE                 12,000    0      0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    1,091   20,000  SH          SOLE                 20,000    0      0
LAN AIRLINES S A               SPONSORED ADR    501723100      576   10,500  SH          SOLE                 10,500    0      0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    3,167   63,100  SH          SOLE                 63,100    0      0
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    2,369   30,000  SH          SOLE                 30,000    0      0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    6,179   60,000  SH          SOLE                 60,000    0      0
SASOL LTD                      SPONSORED ADR    803866300   10,258  278,000  SH          SOLE                278,000    0      0

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